Accounts receivable - Net: Movement in provision (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Impairment provision:
Provision beginning balance	$ 346,183	$ 191,766
Provision impairment	(128,000)
Provision ending balance	317,664	346,183
Mexico
Impairment provision:
Provision beginning balance	199,400
Application to provision	9,331	70,470
Provision ending balance	208,731	199,400
Colombia (Airplan)
Impairment provision:
Provision beginning balance	58,452
Application to provision		33,105
Provision impairment	(1,575)
Provision ending balance	56,877	58,452
Puerto Rico (Aerostar)
Impairment provision:
Provision beginning balance	88,331
Application to provision		50,842
Provision impairment	(36,275)
Provision ending balance	$ 52,056	$ 88,331